UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/17

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.8%
Alternative Strategies 6.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,799,562	$64,201,154
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	5,181,733	33,370,359
		97,571,513
Domestic Equity 27.4%
Financial Select Sector SPDR ETF	1,190,000	28,238,700
[a,b] Franklin DynaTech Fund, Class R6	1,473,893	82,405,380
[a] Franklin Growth Fund, Class R6	1,770,650	146,946,225
[a] Franklin Rising Dividends Fund, Class R6	1,248,390	68,723,855
[a,b] Franklin Small Cap Growth Fund, Class R6	431,712	9,001,188
[a] Franklin Utilities Fund, Class R6	1,562,961	29,336,786
iShares S&P 500 Value ETF	236,255	24,579,970
		389,232,104
Domestic Fixed Income 41.6%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,817,038	42,775,305
[a] Franklin Low Duration Total Return Fund, Class R6	20,133,078	199,518,801
[a] Franklin Strategic Income Fund, Class R6	13,198,151	129,209,898
[a] Franklin U.S. Government Securities Fund, Class R6	24,341,151	150,428,314
iShares iBoxx $ Investment Grade Corporate Bond ETF	245,000	28,887,950
iShares TIPS Bond ETF	350,862	40,226,328
		591,046,596
Foreign Equity 14.0%
[a] Franklin International Small Cap Growth Fund, Class R6	2,867,401	52,014,654
[a] Franklin LibertyQ Emerging Markets ETF	1,481,300	43,609,472
[a] Franklin Mutual European Fund, Class R6	2,384,977	47,532,598
iShares MSCI Japan ETF (Japan)	186,025	9,580,288
[a] Templeton Foreign Fund, Class R6	6,270,963	46,405,122
		199,142,134
Foreign Fixed Income 9.9%
[a] Templeton Global Total Return Fund, Class R6	11,167,069	140,146,714
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,242,680,185)		1,417,139,061

Short Term Investments (Cost $4,980,596) 0.4%
Money Market Funds 0.4%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	4,980,596	4,980,596
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,247,660,781) 100.2%		1,422,119,657
Other Assets, less Liabilities (0.2)%		(2,501,166)
Net Assets 100.0%		$1,419,618,491

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin Corefolio Allocation Fund

	Shares	Value
Investments in Underlying Funds 100.1%
Domestic Equity 75.1%
[a] Franklin Growth Fund, Class R6	2,207,880	$183,231,981
[a,b] Franklin Growth Opportunities Fund, Class R6	5,048,000	184,050,092
[a] Franklin Mutual Shares Fund, Class R6	6,230,396	182,488,287
		549,770,360
Foreign Equity 25.0%
[a] Templeton Growth Fund Inc., Class R6	7,330,135	182,960,166
Total Investments in Underlying Funds
before Short Term Investments (Cost $520,920,548)		732,730,526

Short Term Investments (Cost $847,909) 0.1%
Money Market Funds 0.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	847,909	847,909
Total Investments in Underlying Funds (Cost $521,768,457) 100.2%		733,578,435
Other Assets, less Liabilities (0.2)%		(1,266,444)
Net Assets 100.0%		$732,311,991

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 2

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin Founding Funds Allocation Fund

	Shares	Value
Investments in Underlying Funds 100.1%
Domestic Equity 33.2%
[a] Franklin Mutual Shares Fund, Class R6	55,520,535	$1,626,196,466
Domestic Hybrid 33.5%
[a] Franklin Income Fund, Class R6	699,774,682	1,637,472,756
Foreign Equity 33.4%
[a] Templeton Growth Fund Inc., Class R6	65,377,991	1,631,834,644
Total Investments in Underlying Funds
before Short Term Investments (Cost $4,573,520,504)		4,895,503,866

Short Term Investments (Cost $4,838,651) 0.1%
Money Market Funds 0.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	4,838,651	4,838,651
Total Investments in Underlying Funds (Cost $4,578,359,155) 100.2%		4,900,342,517
Other Assets, less Liabilities (0.2)%		(7,766,485)
Net Assets 100.0%		$4,892,576,032

aSee Note 4 regarding investments in FT Underlying Funds.
bThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin Growth Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.9%
Alternative Strategies 6.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,336,299	$59,072,830
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	4,709,564	30,329,596
		89,402,426
Domestic Equity 52.5%
Financial Select Sector SPDR ETF	2,141,400	50,815,422
[a,b] Franklin DynaTech Fund, Class R6	2,507,965	140,220,323
[a] Franklin Growth Fund, Class R6	3,127,163	259,523,275
[a] Franklin Rising Dividends Fund, Class R6	2,223,227	122,388,659
[a,b] Franklin Small Cap Growth Fund, Class R6	770,809	16,071,366
[a] Franklin Utilities Fund, Class R6	2,854,331	53,575,787
iShares S&P 500 Value ETF	388,057	40,373,450
		682,968,282
Domestic Fixed Income 9.2%
[a] Franklin Floating Rate Daily Access Fund, Class R6	947,894	8,417,295
[a] Franklin Low Duration Total Return Fund, Class R6	4,287,761	42,491,713
[a] Franklin Strategic Income Fund, Class R6	2,610,654	25,558,307
[a] Franklin U.S. Government Securities Fund, Class R6	4,814,179	29,751,626
iShares iBoxx $ Investment Grade Corporate Bond ETF	49,700	5,860,127
iShares TIPS Bond ETF	71,285	8,172,825
		120,251,893
Foreign Equity 29.2%
[a] Franklin International Small Cap Growth Fund, Class R6	5,689,689	103,210,953
[a] Franklin LibertyQ Emerging Markets ETF	2,789,700	82,128,768
[a] Franklin Mutual European Fund, Class R6	4,387,532	87,443,504
iShares MSCI Japan ETF (Japan)	332,072	17,101,708
[a] Templeton Foreign Fund, Class R6	12,041,154	89,104,542
		378,989,475
Foreign Fixed Income 2.1%
[a] Templeton Global Total Return Fund, Class R6	2,155,032	27,045,647
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,007,110,332)		1,298,657,723

Short Term Investments (Cost $4,144,981) 0.3%
Money Market Funds 0.3%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	4,144,981	4,144,981
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,011,255,313) 100.2%		1,302,802,704
Other Assets, less Liabilities (0.2)%		(2,748,503)
Net Assets 100.0%		$1,300,054,201

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)
Franklin LifeSmart Retirement Income Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 94.9%
Domestic Equity 8.6%
iShares U.S. Preferred Stock ETF	144,800	$5,603,760
Domestic Fixed Income 64.4%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,760,374	15,632,124
[a] Franklin Strategic Income Fund, Class R6	567,667	5,557,458
[a] Franklin U.S. Government Securities Fund, Class R6	2,286,134	14,128,306
iShares iBoxx High Yield Corporate Bond ETF	73,400	6,443,052
		41,760,940
Domestic Hybrid 17.5%
[a] Franklin Income Fund, Class R6	4,838,242	11,321,486
Foreign Fixed Income 4.4%
[a] Templeton Global Total Return Fund, Class R6	228,423	2,866,707
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $59,734,775)		61,552,893

	Units
Index-Linked Notes (Cost $2,997,797) 4.8%
[b,c] Morgan Stanley, senior note, 144A, 5.54%, 3/29/18	26,778	3,110,693
Total Investments before Short Term Investments (Cost $62,732,572)		64,663,586

	Shares
Short Term Investments (Cost $313,815) 0.5%
Money Market Funds 0.5%
[a,d] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	313,815	313,815
Total Investments (Cost $63,046,387) 100.2%		64,977,401
Other Assets, less Liabilities (0.2)%		(98,011)
Net Assets 100.0%		$64,879,390

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
cSecurity will pay a coupon each month based on a fixed rate and a variable distribution of the Morgan Stanley Custom Enhanced SPX B DT Index. The coupon rate shown represents the combined rate at period end. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index.
dThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin LifeSmart 2020 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.5%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	91,581	$1,013,800
[a] Franklin K2 Long Short Credit Fund, Class R6	98,875	1,032,254
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	106,358	684,945
		2,730,999
Domestic Equity 29.8%
Financial Select Sector SPDR ETF	40,400	958,692
[a,b] Franklin Focused Core Equity Fund, Class R6	65,857	1,008,275
[a] Franklin Growth Fund, Class R6	44,987	3,733,435
[a,b] Franklin Growth Opportunities Fund, Class R6	40,508	1,476,927
[a] Franklin Rising Dividends Fund, Class R6	28,349	1,560,641
[a,b] Franklin Small Cap Growth Fund, Class R6	23,394	487,756
[a] Franklin Utilities Fund, Class R6	35,609	668,384
iShares S&P 500 Value ETF	7,778	809,223
		10,703,333
Domestic Fixed Income 34.4%
[a] Franklin Floating Rate Daily Access Fund, Class R6	104,919	931,681
[a] Franklin Low Duration Total Return Fund, Class R6	527,062	5,223,184
[a] Franklin Strategic Income Fund, Class R6	94,005	920,309
[a] Franklin U.S. Government Securities Fund, Class R6	207,069	1,279,690
iShares Core U.S. Aggregate Bond ETF	13,400	1,453,766
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,500	648,505
iShares TIPS Bond ETF	16,605	1,903,763
		12,360,898
Foreign Equity 16.5%
[a,b] Franklin India Growth Fund, Class R6	46,356	685,608
[a] Franklin International Small Cap Growth Fund, Class R6	68,282	1,238,631
[a] Franklin LibertyQ Emerging Markets ETF	41,900	1,233,536
[a] Franklin Mutual International Fund, Class R6	52,250	783,232
iShares Global Infrastructure ETF	12,402	524,853
iShares MSCI Japan ETF (Japan)	9,360	482,040
[a] Templeton Foreign Fund, Class R6	134,829	997,731
		5,945,631
Foreign Fixed Income 11.2%
[a] Templeton Global Total Return Fund, Class R6	321,903	4,039,883
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $33,645,773)		35,780,744

Short Term Investments (Cost $169,818) 0.5%
Money Market Funds 0.5%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	169,818	169,818
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $33,815,591) 100.0%		35,950,562
Other Assets, less Liabilities 0.0%†		4,689
Net Assets 100.0%		$35,955,251

Quarterly Statement of Investments | See Notes to Statements of Investments. | 6

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2020 Retirement Target Fund (continued)

See Abbreviations on page 30.

†Rounds to less than 0.1% of net assets.
aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

|7

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.6%
Alternative Strategies 7.7%
[a] Franklin K2 Alternative Strategies Fund, Class R6	316,924	$3,508,344
[a] Franklin K2 Long Short Credit Fund, Class R6	341,025	3,560,306
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	377,726	2,432,558
		9,501,208
Domestic Equity 39.6%
Financial Select Sector SPDR ETF	189,300	4,492,089
[a,b] Franklin Focused Core Equity Fund, Class R6	286,691	4,389,241
[a] Franklin Growth Fund, Class R6	205,037	17,016,053
[a,b] Franklin Growth Opportunities Fund, Class R6	181,175	6,605,624
[a] Franklin Rising Dividends Fund, Class R6	132,093	7,271,710
[a,b] Franklin Small Cap Growth Fund, Class R6	128,263	2,674,288
[a] Franklin Utilities Fund, Class R6	162,709	3,054,045
iShares S&P 500 Value ETF	34,481	3,587,403
		49,090,453
Domestic Fixed Income 22.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	219,712	1,951,046
[a] Franklin Low Duration Total Return Fund, Class R6	1,158,195	11,477,708
[a] Franklin Strategic Income Fund, Class R6	198,235	1,940,718
[a] Franklin U.S. Government Securities Fund, Class R6	485,243	2,998,802
iShares Core U.S. Aggregate Bond ETF	32,200	3,493,378
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,400	1,579,994
iShares TIPS Bond ETF	39,326	4,508,726
		27,950,372
Foreign Equity 22.6%
[a,b] Franklin India Growth Fund, Class R6	218,149	3,226,427
[a] Franklin International Small Cap Growth Fund, Class R6	315,016	5,714,396
[a] Franklin LibertyQ Emerging Markets ETF	211,200	6,217,728
[a] Franklin Mutual International Fund, Class R6	237,737	3,563,677
iShares Global Infrastructure ETF	67,199	2,843,862
iShares MSCI Japan ETF (Japan)	44,125	2,272,437
[a] Templeton Foreign Fund, Class R6	568,560	4,207,340
		28,045,867
Foreign Fixed Income 7.2%
[a] Templeton Global Total Return Fund, Class R6	708,137	8,887,120
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $108,817,986)		123,475,020

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $359,680) 0.3%
Money Market Funds 0.3%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	359,680	$359,680
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $109,177,666) 99.9%		123,834,700
Other Assets, less Liabilities 0.1%		147,841
Net Assets 100.0%		$123,982,541

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

|9

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin LifeSmart 2030 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.2%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	102,592	$1,135,694
[a] Franklin K2 Long Short Credit Fund, Class R6	112,308	1,172,493
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	112,601	725,152
		3,033,339
Domestic Equity 44.3%
Financial Select Sector SPDR ETF	68,800	1,632,624
[a,b] Franklin Focused Core Equity Fund, Class R6	100,619	1,540,475
[a] Franklin Growth Fund, Class R6	72,792	6,041,048
[a,b] Franklin Growth Opportunities Fund, Class R6	62,138	2,265,536
[a] Franklin Rising Dividends Fund, Class R6	47,851	2,634,170
[a,b] Franklin Small Cap Growth Fund, Class R6	54,523	1,136,812
[a] Franklin Utilities Fund, Class R6	61,911	1,162,064
iShares S&P 500 Value ETF	13,426	1,396,841
		17,809,570
Domestic Fixed Income 16.4%
[a] Franklin Floating Rate Daily Access Fund, Class R6	53,865	478,318
[a] Franklin Low Duration Total Return Fund, Class R6	275,069	2,725,936
[a] Franklin Strategic Income Fund, Class R6	48,303	472,887
[a] Franklin U.S. Government Securities Fund, Class R6	117,067	723,473
iShares Core U.S. Aggregate Bond ETF	8,000	867,920
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,900	341,939
iShares TIPS Bond ETF	8,382	960,996
		6,571,469
Foreign Equity 25.7%
[a,b] Franklin India Growth Fund, Class R6	85,679	1,267,194
[a] Franklin International Small Cap Growth Fund, Class R6	134,911	2,447,275
[a] Franklin LibertyQ Emerging Markets ETF	78,100	2,299,264
[a] Franklin Mutual International Fund, Class R6	88,562	1,327,549
iShares Global Infrastructure ETF	19,394	820,754
iShares MSCI Japan ETF (Japan)	16,025	825,288
[a] Templeton Foreign Fund, Class R6	181,506	1,343,145
		10,330,469
Foreign Fixed Income 5.2%
[a] Templeton Global Total Return Fund, Class R6	167,774	2,105,567
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $37,099,866)		39,850,414

Short Term Investments (Cost $88,451) 0.2%
Money Market Funds 0.2%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	88,451	88,451
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $37,188,317) 99.4%		39,938,865
Other Assets, less Liabilities 0.6%		231,055
Net Assets 100.0%		$40,169,920

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin LifeSmart 2035 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.6%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	277,292	$3,069,621
[a] Franklin K2 Long Short Credit Fund, Class R6	300,000	3,132,000
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	315,695	2,033,076
		8,234,697
Domestic Equity 46.8%
Financial Select Sector SPDR ETF	191,700	4,549,041
[a,b] Franklin Focused Core Equity Fund, Class R6	297,413	4,553,395
[a] Franklin Growth Fund, Class R6	208,716	17,321,348
[a,b] Franklin Growth Opportunities Fund, Class R6	210,497	7,674,709
[a] Franklin Rising Dividends Fund, Class R6	127,613	7,025,108
[a,b] Franklin Small Cap Growth Fund, Class R6	125,923	2,625,491
[a] Franklin Utilities Fund, Class R6	162,453	3,049,239
iShares S&P 500 Value ETF	35,102	3,652,012
		50,450,343
Domestic Fixed Income 12.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	102,767	912,574
[a] Franklin Low Duration Total Return Fund, Class R6	541,771	5,368,950
[a] Franklin Strategic Income Fund, Class R6	89,454	875,754
[a] Franklin U.S. Government Securities Fund, Class R6	258,057	1,594,792
iShares Core U.S. Aggregate Bond ETF	16,700	1,811,783
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,600	778,206
iShares TIPS Bond ETF	19,030	2,181,789
		13,523,848
Foreign Equity 28.7%
[a,b] Franklin India Growth Fund, Class R6	223,487	3,305,370
[a] Franklin International Small Cap Growth Fund, Class R6	407,176	7,386,170
[a] Franklin LibertyQ Emerging Markets ETF	207,300	6,102,912
[a] Franklin Mutual International Fund, Class R6	291,471	4,369,150
iShares Global Infrastructure ETF	68,236	2,887,748
iShares MSCI Japan ETF (Japan)	46,975	2,419,212
[a] Templeton Foreign Fund, Class R6	602,062	4,455,263
		30,925,825
Foreign Fixed Income 4.0%
[a] Templeton Global Total Return Fund, Class R6	346,626	4,350,154
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $94,445,598)		107,484,867

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $341,864) 0.3%
Money Market Funds 0.3%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	341,864	$341,864
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $94,787,462) 99.9%		107,826,731
Other Assets, less Liabilities 0.1%		58,107
Net Assets 100.0%		$107,884,838

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

|12

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin LifeSmart 2040 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.3%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	87,722	$971,084
[a] Franklin K2 Long Short Credit Fund, Class R6	95,820	1,000,359
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	95,184	612,985
		2,584,428
Domestic Equity 48.9%
Financial Select Sector SPDR ETF	61,800	1,466,514
[a,b] Franklin Focused Core Equity Fund, Class R6	99,913	1,529,662
[a] Franklin Growth Fund, Class R6	68,110	5,652,450
[a,b] Franklin Growth Opportunities Fund, Class R6	71,209	2,596,294
[a] Franklin Rising Dividends Fund, Class R6	41,471	2,282,957
[a,b] Franklin Small Cap Growth Fund, Class R6	42,074	877,249
[a] Franklin Utilities Fund, Class R6	52,985	994,536
iShares S&P 500 Value ETF	11,917	1,239,845
		16,639,507
Domestic Fixed Income 10.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	27,652	245,551
[a] Franklin Low Duration Total Return Fund, Class R6	140,993	1,397,240
[a] Franklin Strategic Income Fund, Class R6	23,861	233,597
[a] Franklin U.S. Government Securities Fund, Class R6	78,489	485,061
iShares Core U.S. Aggregate Bond ETF	4,200	455,658
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,400	165,074
iShares TIPS Bond ETF	5,057	579,785
		3,561,966
Foreign Equity 29.3%
[a,b] Franklin India Growth Fund, Class R6	77,331	1,143,726
[a] Franklin International Small Cap Growth Fund, Class R6	134,858	2,446,318
[a] Franklin LibertyQ Emerging Markets ETF	66,900	1,969,536
[a] Franklin Mutual International Fund, Class R6	96,199	1,442,025
iShares Global Infrastructure ETF	19,242	814,321
iShares MSCI Japan ETF (Japan)	15,400	793,100
[a] Templeton Foreign Fund, Class R6	185,476	1,372,526
		9,981,552
Foreign Fixed Income 3.0%
[a] Templeton Global Total Return Fund, Class R6	82,582	1,036,407
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $31,475,060)		33,803,860

Short Term Investments (Cost $166,186) 0.5%
Money Market Funds 0.5%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	166,186	166,186
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $31,641,246) 99.8%		33,970,046
Other Assets, less Liabilities 0.2%		81,734
Net Assets 100.0%		$34,051,780

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.1%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	192,158	$2,127,191
[a] Franklin K2 Long Short Credit Fund, Class R6	206,850	2,159,515
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	225,532	1,452,426
		5,739,132
Domestic Equity 48.6%
Financial Select Sector SPDR ETF	137,600	3,265,248
[a,b] Franklin Focused Core Equity Fund, Class R6	220,588	3,377,202
[a] Franklin Growth Fund, Class R6	149,600	12,415,294
[a,b] Franklin Growth Opportunities Fund, Class R6	156,670	5,712,196
[a] Franklin Rising Dividends Fund, Class R6	91,097	5,014,868
[a,b] Franklin Small Cap Growth Fund, Class R6	94,771	1,975,980
[a] Franklin Utilities Fund, Class R6	116,146	2,180,058
iShares S&P 500 Value ETF	25,155	2,617,126
		36,557,972
Domestic Fixed Income 9.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	52,923	469,953
[a] Franklin Low Duration Total Return Fund, Class R6	277,331	2,748,354
[a] Franklin Strategic Income Fund, Class R6	46,770	457,878
[a] Franklin U.S. Government Securities Fund, Class R6	135,338	836,391
iShares Core U.S. Aggregate Bond ETF	11,100	1,204,239
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,200	377,312
iShares TIPS Bond ETF	9,511	1,090,436
		7,184,563
Foreign Equity 30.4%
[a,b] Franklin India Growth Fund, Class R6	148,313	2,193,546
[a] Franklin International Small Cap Growth Fund, Class R6	294,509	5,342,399
[a] Franklin LibertyQ Emerging Markets ETF	155,700	4,583,808
[a] Franklin Mutual International Fund, Class R6	210,883	3,161,136
iShares Global Infrastructure ETF	50,175	2,123,406
iShares MSCI Japan ETF (Japan)	34,125	1,757,438
[a] Templeton Foreign Fund, Class R6	507,680	3,756,829
		22,918,562
Foreign Fixed Income 3.0%
[a] Templeton Global Total Return Fund, Class R6	177,509	2,227,734
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $65,570,593)		74,627,963

Short Term Investments (Cost $589,249) 0.8%
Money Market Funds 0.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	589,249	589,249
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $66,159,842) 99.9%		75,217,212
Other Assets, less Liabilities 0.1%		42,329
Net Assets 100.0%		$75,259,541

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin LifeSmart 2050 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.5%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	65,497	$725,058
[a] Franklin K2 Long Short Credit Fund, Class R6	70,179	732,666
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	73,768	475,067
		1,932,791
Domestic Equity 49.4%
Financial Select Sector SPDR ETF	47,400	1,124,802
[a,b] Franklin Focused Core Equity Fund, Class R6	79,341	1,214,718
[a] Franklin Growth Fund, Class R6	52,503	4,357,220
[a,b] Franklin Growth Opportunities Fund, Class R6	54,243	1,977,682
[a] Franklin Rising Dividends Fund, Class R6	31,196	1,717,330
[a,b] Franklin Small Cap Growth Fund, Class R6	27,108	565,193
[a] Franklin Utilities Fund, Class R6	39,844	747,877
iShares S&P 500 Value ETF	8,492	883,508
		12,588,330
Domestic Fixed Income 8.9%
[a] Franklin Floating Rate Daily Access Fund, Class R6	17,825	158,288
[a] Franklin Low Duration Total Return Fund, Class R6	91,214	903,933
[a] Franklin Strategic Income Fund, Class R6	15,238	149,175
[a] Franklin U.S. Government Securities Fund, Class R6	45,541	281,446
iShares Core U.S. Aggregate Bond ETF	3,000	325,470
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,200	141,492
iShares TIPS Bond ETF	2,715	311,275
		2,271,079
Foreign Equity 30.9%
[a,b] Franklin India Growth Fund, Class R6	53,404	789,840
[a] Franklin International Small Cap Growth Fund, Class R6	101,224	1,836,204
[a] Franklin LibertyQ Emerging Markets ETF	56,100	1,651,584
[a] Franklin Mutual International Fund, Class R6	72,542	1,087,407
iShares Global Infrastructure ETF	13,743	581,604
iShares MSCI Japan ETF (Japan)	11,825	608,988
[a] Templeton Foreign Fund, Class R6	178,101	1,317,947
		7,873,574
Foreign Fixed Income 2.7%
[a] Templeton Global Total Return Fund, Class R6	53,792	675,093
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $23,256,229)		25,340,867

Short Term Investments (Cost $90,263) 0.3%
Money Market Funds 0.3%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	90,263	90,263
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $23,346,492) 99.8%		25,431,130
Other Assets, less Liabilities 0.2%		38,708
Net Assets 100.0%		$25,469,838

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin LifeSmart 2055 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 7.5%
[a] Franklin K2 Alternative Strategies Fund, Class R6	15,743	$174,279
[a] Franklin K2 Long Short Credit Fund, Class R6	16,906	176,497
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	18,462	118,892
		469,668
Domestic Equity 49.6%
Financial Select Sector SPDR ETF	11,700	277,641
[a,b] Franklin Focused Core Equity Fund, Class R6	19,583	299,819
[a] Franklin Growth Fund, Class R6	13,148	1,091,153
[a,b] Franklin Growth Opportunities Fund, Class R6	13,210	481,644
[a] Franklin Rising Dividends Fund, Class R6	7,894	434,574
[a,b] Franklin Small Cap Growth Fund, Class R6	6,923	144,339
[a] Franklin Utilities Fund, Class R6	10,161	190,712
iShares S&P 500 Value ETF	1,695	176,348
		3,096,230
Domestic Fixed Income 8.0%
[a] Franklin Floating Rate Daily Access Fund, Class R6	3,760	33,390
[a] Franklin Low Duration Total Return Fund, Class R6	19,103	189,316
[a] Franklin Strategic Income Fund, Class R6	3,189	31,221
[a] Franklin U.S. Government Securities Fund, Class R6	8,913	55,080
iShares Core U.S. Aggregate Bond ETF	800	86,792
iShares iBoxx $ Investment Grade Corporate Bond ETF	200	23,582
iShares TIPS Bond ETF	685	78,535
		497,916
Foreign Equity 30.7%
[a,b] Franklin India Growth Fund, Class R6	13,153	194,532
[a] Franklin International Small Cap Growth Fund, Class R6	25,582	464,063
[a] Franklin LibertyQ Emerging Markets ETF	12,700	373,888
[a] Franklin Mutual International Fund, Class R6	18,265	273,795
iShares Global Infrastructure ETF	3,197	135,297
iShares MSCI Japan ETF (Japan)	2,550	131,325
[a] Templeton Foreign Fund, Class R6	46,597	344,816
		1,917,716
Foreign Fixed Income 2.2%
[a] Templeton Global Total Return Fund, Class R6	11,131	139,692
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $5,714,587)		6,121,222

Short Term Investments (Cost $65,376) 1.0%
Money Market Funds 1.0%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%.	65,376	65,376
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $5,779,963) 99.0%		6,186,598
Other Assets, less Liabilities 1.0%.		61,575
Net Assets 100.0%		$6,248,173

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2017 (unaudited)

Franklin Moderate Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.8%
Alternative Strategies 6.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	8,984,502	$99,458,440
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	8,037,866	51,763,853
		151,222,293
Domestic Equity 40.2%
Financial Select Sector SPDR ETF	2,736,500	64,937,145
[a,b] Franklin DynaTech Fund, Class R6	3,174,135	177,465,859
[a] Franklin Growth Fund, Class R6	4,168,065	345,907,711
[a] Franklin Rising Dividends Fund, Class R6	2,858,940	157,384,670
[a,b] Franklin Small Cap Growth Fund, Class R6	1,055,340	22,003,830
[a] Franklin Utilities Fund, Class R6	3,752,828	70,440,585
iShares S&P 500 Value ETF	450,869	46,908,411
		885,048,211
Domestic Fixed Income 25.6%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,506,459	40,017,360
[a] Franklin Low Duration Total Return Fund, Class R6	20,193,032	200,112,944
[a] Franklin Strategic Income Fund, Class R6	12,507,265	122,446,126
[a] Franklin U.S. Government Securities Fund, Class R6	22,834,080	141,114,614
iShares iBoxx $ Investment Grade Corporate Bond ETF	221,500	26,117,065
iShares TIPS Bond ETF	291,148	33,380,118
		563,188,227
Foreign Equity 21.2%
[a] Franklin International Small Cap Growth Fund, Class R6	6,894,160	125,060,077
[a] Franklin LibertyQ Emerging Markets ETF	3,401,200	100,131,328
[a] Franklin Mutual European Fund, Class R6	5,588,215	111,373,125
iShares MSCI Japan ETF (Japan)	429,545	22,121,567
[a] Templeton Foreign Fund, Class R6	14,618,213	108,174,775
		466,860,872
Foreign Fixed Income 5.9%
[a] Templeton Global Total Return Fund, Class R6	10,393,739	130,441,428
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,811,737,637)		2,196,761,031

Short Term Investments (Cost $6,586,240) 0.3%
Money Market Funds 0.3%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	6,586,240	6,586,240
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,818,323,877) 100.1%		2,203,347,271
Other Assets, less Liabilities (0.1)%		(3,227,762)
Net Assets 100.0%		$2,200,119,509

See Abbreviations on page 30.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-four separate funds (Funds), fourteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|18

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund	Allocation Fund

Cost of investments	$1,257,375,812	$525,413,447	$4,606,651,686

Unrealized appreciation	$187,946,308	$211,809,978	$368,334,631
Unrealized depreciation	(23,202,463)	(3,644,990)	(74,643,800)
Net unrealized appreciation (depreciation)	$164,743,845	$208,164,988	$293,690,831

		Franklin	Franklin
	Franklin	LifeSmart	LifeSmart
	Growth	Retirement	2020 Retirement
	Allocation Fund	Income Fund	Target Fund

Cost of investments	$1,014,975,361	$63,699,004	$34,746,581

Unrealized appreciation	$298,257,771	$2,416,039	$2,247,070
Unrealized depreciation	(10,430,428)	(1,137,642)	(1,043,089)
Net unrealized appreciation (depreciation)	$287,827,343	$1,278,397	$1,203,981

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2025 Retirement	2030 Retirement	2035 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments.	$111,771,526	$37,822,177	$96,041,099

Unrealized appreciation	$15,016,045	$2,837,080	$13,310,389
Unrealized depreciation	(2,952,871)	(720,392)	(1,524,757)
Net unrealized appreciation (depreciation)	$12,063,174	$2,116,688	$11,785,632

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments.	$32,101,741	$66,908,627	$23,767,979

Unrealized appreciation	$2,385,230	$9,216,772	$2,122,320
Unrealized depreciation	(516,925)	(908,187)	(459,169)
Net unrealized appreciation (depreciation)	$1,868,305	$8,308,585	$1,663,151

		Franklin
		LifeSmart	Franklin
		2055 Retirement	Moderate
		Target Fund	Allocation Fund

Cost of investments		$5,884,006	$1,827,213,681

Unrealized appreciation		$414,882	$404,014,060
Unrealized depreciation		(112,290)	(27,880,470)
Net unrealized appreciation (depreciation)		$302,592	$376,133,590

|19

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the three months ended March 31, 2017, were as follows:

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Pelagos Commodities Strategy
Fund, Class R6	5,230,884	–	(49,151)	5,181,733	$33,370,359	$ –	$(121,896)	25.4%
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,322,480	218,661	(67,248)	1,473,893	$82,405,380	$ –	$157,563	2.4%
Franklin Floating Rate Daily Access Fund,
Class R6	–	4,852,204	(35,166)	4,817,038	42,775,305	82,709	(358)	1.1%
Franklin Growth Fund, Class R6	1,878,039	10,733	(118,122)	1,770,650	146,946,225	–	736,432	1.1%
Franklin International Small Cap Growth
Fund, Class R6	2,996,940	17,366	(146,905)	2,867,401	52,014,654	–	(59,070)	4.1%
Franklin K2 Alternative Strategies Fund,
Class R6	5,855,419	–	(55,857)	5,799,562	64,201,154	–	(6,703)	5.8%
Franklin LibertyQ Emerging Markets ETF	1,238,500	314,100	(71,300)	1,481,300	43,609,472	–	48,173	13.2%
Franklin Low Duration Total Return Fund,
Class R6	21,122,177	110,015	(1,099,114)	20,133,078	199,518,801	1,076,576	(328,878)	7.9%
Franklin Mutual European Fund, Class R6	2,492,970	14,492	(122,485)	2,384,977	47,532,598	–	(142,084)	1.9%
Franklin Rising Dividends Fund, Class R6	1,745,373	10,134	(507,117)	1,248,390	68,723,855	–	8,692,426	0.4%
Franklin Small Cap Growth Fund, Class R6	451,035	2,703	(22,026)	431,712	9,001,188	–	16,276	0.3%
Franklin Strategic Income Fund, Class R6	18,464,604	73,168	(5,339,621)	13,198,151	129,209,898	713,382	(3,455,520)	1.9%
Franklin U.S. Government Securities Fund,
Class R6	33,205,449	230,578	(9,094,876)	24,341,151	150,428,314	1,428,923	(2,750,890)	2.5%
Franklin Utilities Fund, Class R6	1,622,554	20,163	(79,756)	1,562,961	29,336,786	198,364	101,398	0.5%
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	6,351,087	55,720,212	(57,090,703)	4,980,596	4,980,596	2,577	–	–[a]
Templeton Foreign Fund, Class R6	6,554,098	38,309	(321,444)	6,270,963	46,405,122	–	103,923	0.7%
Templeton Frontier Markets Fund, Class R6 .	769,014	–	(769,014)	–	–[b]	–	(1,343,170)	–
Templeton Global Total Return Fund,
Class R6	7,785,702	3,849,144	(467,777)	11,167,069	140,146,714	880,586	(303,501)	2.5%
Total Non-Controlled Affiliates					$1,257,236,062	$4,383,117	$1,466,017
Total					$1,290,606,421	$4,383,117	$1,344,121

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	2,263,209	–	(55,329)	2,207,880	$183,231,981	$ –	$317,792	1.4%
Franklin Growth Opportunities Fund,
Class R6	5,120,061	–	(72,061)	5,048,000	184,050,092	–	31,391	4.9%
Franklin Mutual Shares Fund, Class R6	6,230,761	37,827	(38,192)	6,230,396	182,488,287	–	15,741	1.1%
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	329,163	9,767,496	(9,248,750)	847,909	847,909	398	–	–[a]
Templeton Growth Fund Inc., Class R6	7,490,909	–	(160,774)	7,330,135	182,960,166	–	67,804	1.3%
Total					$733,578,435	$398	$432,728

|20

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	702,953,600	14,069,852	(17,248,770)	699,774,682	$1,637,472,756	$21,652,125	$(122,581)	2.0%
Franklin Mutual Shares Fund, Class R6	56,858,363	–	(1,337,828)	55,520,535	1,626,196,466	–	8,041,308	10.2%
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	45,364,019	82,044,919	(122,570,287)	4,838,651	4,838,651	8,674	–	–[a]
Templeton Growth Fund Inc., Class R6	68,244,005	452,561	(3,318,575)	65,377,991	1,631,834,644	–	7,268,966	11.7%
Total					$4,900,342,517	$21,660,799	$15,187,693

Franklin Growth Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,234,676	376,764	(103,475)	2,507,965	$140,220,323	$ –	$167,929	4.1%
Franklin Floating Rate Daily Access Fund,
Class R6	–	947,894	–	947,894	8,417,295	16,220	–	0.2%
Franklin Growth Fund, Class R6	3,289,099	–	(161,936)	3,127,163	259,523,275	–	732,828	2.0%
Franklin International Small Cap Growth
Fund, Class R6	5,945,325	–	(255,636)	5,689,689	103,210,953	–	(176,944)	8.1%
Franklin K2 Alternative Strategies Fund,
Class R6	5,290,255	46,044	–	5,336,299	59,072,830	–	–	5.3%
Franklin LibertyQ Emerging Markets ETF	2,181,500	722,800	(114,600)	2,789,700	82,128,768	–	69,043	24.9%
Franklin Low Duration Total Return Fund,
Class R6	4,800,161	23,890	(536,290)	4,287,761	42,491,713	233,825	(160,265)	1.7%
Franklin Mutual European Fund, Class R6	4,585,247	–	(197,715)	4,387,532	87,443,504	–	(262,784)	3.4%
Franklin Pelagos Commodities Strategy
Fund, Class R6	4,669,018	40,546	–	4,709,564	30,329,596	–	–	23.1%
Franklin Rising Dividends Fund, Class R6	3,098,631	–	(875,404)	2,223,227	122,388,659	–	14,511,150	0.7%
Franklin Small Cap Growth Fund, Class R6	805,297	–	(34,488)	770,809	16,071,366	–	30,112	0.5%
Franklin Strategic Income Fund, Class R6	3,881,188	14,671	(1,285,205)	2,610,654	25,558,307	143,021	(291,043)	0.4%
Franklin U.S. Government Securities Fund,
Class R6	6,947,140	46,295	(2,179,256)	4,814,179	29,751,626	286,903	(371,595)	0.5%
Franklin Utilities Fund, Class R6	2,962,629	19,668	(127,966)	2,854,331	53,575,787	365,422	241,313	0.8%
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	6,060,504	76,314,971	(78,230,494)	4,144,981	4,144,981	2,722	–	–[a]
Templeton Foreign Fund, Class R6	12,583,040	–	(541,886)	12,041,154	89,104,542	–	180,440	1.3%
Templeton Frontier Markets Fund, Class R6 .	1,841,002	–	(1,841,002)	–	–[b]	–	(3,753,978)	–
Templeton Global Total Return Fund,
Class R6	1,604,547	738,670	(188,185)	2,155,032	27,045,647	171,725	88,805	0.5%
Total					$1,180,479,172	$1,219,838	$11,005,011

Franklin LifeSmart Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	1,884,664	55,827	(180,117)	1,760,374	$15,632,124	$142,517	$9,428	0.4%
Franklin Income Fund, Class R6	5,166,874	67,687	(396,319)	4,838,242	11,321,486	156,784	23,622	–[a]
Franklin Strategic Income Fund, Class R6	622,444	15,386	(70,163)	567,667	5,557,458	24,932	17,895	0.1%
Franklin U.S. Government Securities Fund,
Class R6	2,398,566	71,118	(183,550)	2,286,134	14,128,306	120,839	(35,475)	0.2%
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	15	3,974,660	(3,660,860)	313,815	313,815	110	–	–[a]
Templeton Global Total Return Fund,
Class R6	239,735	7,000	(18,312)	228,423	2,866,707	22,754	9,983	0.1%
Total					$49,819,896	$467,936	$25,453

|21

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	–	108,435	(3,516)	104,919	$931,681	$1,945	$(44)	–[a]
Franklin Focused Core Equity Fund,
Class R6	71,450	3,790	(9,383)	65,857	1,008,275	–	2,482	0.7%
Franklin Growth Fund, Class R6	48,806	2,588	(6,407)	44,987	3,733,435	–	8,518	–[a]
Franklin Growth Opportunities Fund,
Class R6	43,927	2,330	(5,749)	40,508	1,476,927	–	1,134	–[a]
Franklin India Growth Fund, Class R6	50,406	2,676	(6,726)	46,356	685,608	–	(966)	0.5%
Franklin International Small Cap Growth
Fund, Class R6	73,900	3,916	(9,534)	68,282	1,238,631	–	(10,695)	0.1%
Franklin K2 Alternative Strategies Fund,
Class R6	90,400	3,846	(2,665)	91,581	1,013,800	–	193	0.1%
Franklin K2 Long Short Credit Fund,
Class R6	97,573	4,179	(2,877)	98,875	1,032,254	–	147	1.3%
Franklin LibertyQ Emerging Markets ETF	46,200	2,300	(6,600)	41,900	1,233,536	–	3,205	0.4%
Franklin Low Duration Total Return Fund,
Class R6	482,134	78,267	(33,339)	527,062	5,223,184	27,839	(5,890)	0.2%
Franklin Mutual International Fund, Class R6 .	56,683	3,012	(7,445)	52,250	783,232	–	(124)	0.4%
Franklin Pelagos Commodities Strategy
Fund, Class R6	104,776	4,470	(2,888)	106,358	684,945	–	(538)	0.5%
Franklin Rising Dividends Fund, Class R6	41,021	2,037	(14,709)	28,349	1,560,641	–	43,007	–[a]
Franklin Small Cap Growth Fund, Class R6	25,385	1,334	(3,325)	23,394	487,756	–	829	–[a]
Franklin Strategic Income Fund, Class R6	173,601	26,876	(106,472)	94,005	920,309	6,968	3,432	–[a]
Franklin U.S. Government Securities Fund,
Class R6	381,149	59,542	(233,622)	207,069	1,279,690	14,770	(42,235)	–[a]
Franklin Utilities Fund, Class R6	38,257	2,288	(4,936)	35,609	668,384	4,602	2,281	–[a]
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	190,417	3,499,120	(3,519,719)	169,818	169,818	102	–	–[a]
Templeton Foreign Fund, Class R6	146,086	7,774	(19,031)	134,829	997,731	–	2,629	–[a]
Templeton Global Total Return Fund,
Class R6	195,805	143,306	(17,208)	321,903	4,039,883	25,473	928	0.1%
Total					$29,169,720	$81,699	$8,293

Franklin LifeSmart 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	–	224,126	(4,414)	219,712	$1,951,046	$4,078	$(30)	0.1%
Franklin Focused Core Equity Fund,
Class R6	310,586	2,793	(26,688)	286,691	4,389,241	–	12,077	3.3%
Franklin Growth Fund, Class R6	222,262	2,066	(19,291)	205,037	17,016,053	–	50,669	0.1%
Franklin Growth Opportunities Fund,
Class R6	196,335	1,823	(16,983)	181,175	6,605,624	–	12,917	0.2%
Franklin India Growth Fund, Class R6	236,461	2,127	(20,439)	218,149	3,226,427	–	(2,892)	2.4%
Franklin International Small Cap Growth
Fund, Class R6	341,435	3,193	(29,612)	315,016	5,714,396	–	(16,157)	0.4%
Franklin K2 Alternative Strategies Fund,
Class R6	322,782	2,837	(8,695)	316,924	3,508,344	–	1,482	0.3%
Franklin K2 Long Short Credit Fund,
Class R6	347,486	3,049	(9,510)	341,025	3,560,306	–	557	4.6%
Franklin LibertyQ Emerging Markets ETF	230,100	2,000	(20,900)	211,200	6,217,728	–	15,669	1.9%

|22

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Low Duration Total Return Fund,
Class R6	1,135,007	113,473	(90,285)	1,158,195	$11,477,708	$62,805	$(24,736)	0.5%
Franklin Mutual International Fund, Class R6 .	257,590	2,315	(22,168)	237,737	3,563,677	–	(31,028)	2.0%
Franklin Pelagos Commodities Strategy
Fund, Class R6	384,794	3,388	(10,456)	377,726	2,432,558	–	(428)	1.8%
Franklin Rising Dividends Fund, Class R6	191,281	1,732	(60,920)	132,093	7,271,710	–	203,943	–[a]
Franklin Small Cap Growth Fund, Class R6	139,063	1,296	(12,096)	128,263	2,674,288	–	18,447	0.1%
Franklin Strategic Income Fund, Class R6	390,110	38,395	(230,270)	198,235	1,940,718	14,794	(119,411)	–[a]
Franklin U.S. Government Securities Fund,
Class R6	931,341	93,640	(539,738)	485,243	2,998,802	34,465	(99,002)	0.1%
Franklin Utilities Fund, Class R6	175,188	2,719	(15,198)	162,709	3,054,045	21,098	10,720	–[a]
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	722,986	8,329,053	(8,692,359)	359,680	359,680	239	–	–[a]
Templeton Foreign Fund, Class R6	616,488	5,551	(53,479)	568,560	4,207,340	–	24,669	0.1%
Templeton Global Total Return Fund,
Class R6	462,110	290,889	(44,862)	708,137	8,887,120	56,466	1,188	0.2%
Total					$101,056,811	$193,945	$58,654

Franklin LifeSmart 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	–	54,746	(881)	53,865	$478,318	$984	$(9)	–[a]
Franklin Focused Core Equity Fund,
Class R6	100,655	2,275	(2,311)	100,619	1,540,475	–	240	1.1%
Franklin Growth Fund, Class R6	72,816	1,643	(1,667)	72,792	6,041,048	–	2,537	0.1%
Franklin Growth Opportunities Fund,
Class R6	66,763	1,426	(6,051)	62,138	2,265,536	–	6,756	0.1%
Franklin India Growth Fund, Class R6	85,606	1,942	(1,869)	85,679	1,267,194	–	927	1.0%
Franklin International Small Cap Growth
Fund, Class R6	134,599	3,023	(2,711)	134,911	2,447,275	–	(3,758)	0.2%
Franklin K2 Alternative Strategies Fund,
Class R6	99,662	5,590	(2,660)	102,592	1,135,694	–	(18)	0.1%
Franklin K2 Long Short Credit Fund,
Class R6	109,077	6,142	(2,911)	112,308	1,172,493	–	(252)	1.5%
Franklin LibertyQ Emerging Markets ETF	78,100	1,800	(1,800)	78,100	2,299,264	–	1,397	0.7%
Franklin Low Duration Total Return Fund,
Class R6	270,854	16,224	(12,009)	275,069	2,725,936	14,535	(2,992)	0.1%
Franklin Mutual International Fund, Class R6 .	88,600	1,988	(2,026)	88,562	1,327,549	–	(2,006)	0.8%
Franklin Pelagos Commodities Strategy
Fund, Class R6	109,178	6,161	(2,738)	112,601	725,152	–	(481)	0.6%
Franklin Rising Dividends Fund, Class R6	63,789	1,228	(17,166)	47,851	2,634,170	–	45,643	–[a]
Franklin Small Cap Growth Fund, Class R6	54,396	1,223	(1,096)	54,523	1,136,812	–	223	–[a]
Franklin Strategic Income Fund, Class R6	95,407	4,851	(51,955)	48,303	472,887	3,511	(8,448)	–[a]
Franklin U.S. Government Securities Fund,
Class R6	224,100	10,925	(117,958)	117,067	723,473	8,083	(21,466)	–[a]
Franklin Utilities Fund, Class R6	61,409	1,806	(1,304)	61,911	1,162,064	7,806	98	–[a]
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	61,193	2,864,003	(2,836,745)	88,451	88,451	108	–	–[a]
Templeton Foreign Fund, Class R6	181,114	4,055	(3,663)	181,506	1,343,145	–	596	–[a]
Templeton Global Total Return Fund,
Class R6	109,721	63,645	(5,592)	167,774	2,105,567	13,031	83	–[a]
Total					$33,092,503	$48,058	$19,070

|23

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	–	103,867	(1,100)	102,767	$912,574	$1,890	$(9)	–[a]
Franklin Focused Core Equity Fund,
Class R6	307,928	–	(10,515)	297,413	4,553,395	–	4,595	3.4%
Franklin Growth Fund, Class R6	216,137	–	(7,421)	208,716	17,321,348	–	12,462	0.1%
Franklin Growth Opportunities Fund,
Class R6	218,186	–	(7,689)	210,497	7,674,709	–	12,961	0.2%
Franklin India Growth Fund, Class R6	231,375	–	(7,888)	223,487	3,305,370	–	(358)	2.5%
Franklin International Small Cap Growth
Fund, Class R6	421,648	–	(14,472)	407,176	7,386,170	–	(18,329)	0.6%
Franklin K2 Alternative Strategies Fund,
Class R6	276,640	5,695	(5,043)	277,292	3,069,621	–	331	0.3%
Franklin K2 Long Short Credit Fund,
Class R6	299,300	6,159	(5,459)	300,000	3,132,000	–	235	4.0%
Franklin LibertyQ Emerging Markets ETF	215,500	–	(8,200)	207,300	6,102,912	–	7,817	1.8%
Franklin Low Duration Total Return Fund,
Class R6	548,374	32,811	(39,414)	541,771	5,368,950	29,225	(10,042)	0.2%
Franklin Mutual International Fund, Class R6 .	301,451	–	(9,980)	291,471	4,369,150	–	(13,602)	2.5%
Franklin Pelagos Commodities Strategy
Fund, Class R6	314,820	6,493	(5,618)	315,695	2,033,076	–	462	1.5%
Franklin Rising Dividends Fund, Class R6	176,199	–	(48,586)	127,613	7,025,108	–	139,779	–[a]
Franklin Small Cap Growth Fund, Class R6	130,369	–	(4,446)	125,923	2,625,491	–	2,961	0.1%
Franklin Strategic Income Fund, Class R6	184,001	10,774	(105,321)	89,454	875,754	6,645	(41,209)	–[a]
Franklin U.S. Government Securities Fund,
Class R6	493,378	25,312	(260,633)	258,057	1,594,792	17,809	(47,726)	–[a]
Franklin Utilities Fund, Class R6	166,994	1,114	(5,655)	162,453	3,049,239	20,701	2,342	–[a]
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	376,115	5,923,181	(5,957,432)	341,864	341,864	249	–	–[a]
Templeton Foreign Fund, Class R6	622,852	–	(20,790)	602,062	4,455,263	–	6,450	0.1%
Templeton Global Total Return Fund,
Class R6	233,322	131,553	(18,249)	346,626	4,350,154	27,261	(129)	0.1%
Total					$89,546,940	$103,780	$58,991

Franklin LifeSmart 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	–	28,161	(509)	27,652	$245,551	$509	$(5)	–[a]
Franklin Focused Core Equity Fund,
Class R6	99,364	3,064	(2,515)	99,913	1,529,662	–	1,039	1.1%
Franklin Growth Fund, Class R6	67,717	2,102	(1,709)	68,110	5,652,450	–	6,210	–[a]
Franklin Growth Opportunities Fund,
Class R6	70,803	2,194	(1,788)	71,209	2,596,294	–	3,597	0.1%
Franklin India Growth Fund, Class R6	76,925	2,347	(1,941)	77,331	1,143,726	–	753	0.9%
Franklin International Small Cap Growth
Fund, Class R6	134,099	4,131	(3,372)	134,858	2,446,318	–	(6,347)	0.2%
Franklin K2 Alternative Strategies Fund,
Class R6	84,269	4,954	(1,501)	87,722	971,084	–	39	0.1%
Franklin K2 Long Short Credit Fund,
Class R6	92,199	5,390	(1,769)	95,820	1,000,359	–	(372)	1.3%
Franklin LibertyQ Emerging Markets ETF	67,200	1,900	(2,200)	66,900	1,969,536	–	3,145	0.6%

|24

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Low Duration Total Return Fund,
Class R6	146,850	5,857	(11,714)	140,993	$1,397,240	$7,574	$(744)	0.1%
Franklin Mutual International Fund, Class R6 .	95,684	2,924	(2,409)	96,199	1,442,025	–	(2,658)	0.8%
Franklin Pelagos Commodities Strategy
Fund, Class R6	91,571	5,365	(1,752)	95,184	612,985	–	(380)	0.5%
Franklin Rising Dividends Fund, Class R6	54,989	1,577	(15,095)	41,471	2,282,957	–	31,832	–[a]
Franklin Small Cap Growth Fund, Class R6	41,829	1,297	(1,052)	42,074	877,249	–	527	–[a]
Franklin Strategic Income Fund, Class R6	50,488	1,748	(28,375)	23,861	233,597	1,768	7,012	–[a]
Franklin U.S. Government Securities Fund,
Class R6	137,788	3,654	(62,953)	78,489	485,061	5,118	(11,566)	–[a]
Franklin Utilities Fund, Class R6	52,313	1,994	(1,322)	52,985	994,536	6,739	706	–[a]
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	183,134	2,358,171	(2,375,119)	166,186	166,186	98	–	–[a]
Templeton Foreign Fund, Class R6	184,504	5,611	(4,639)	185,476	1,372,526	–	1,201	–[a]
Templeton Global Total Return Fund,
Class R6	56,988	30,466	(4,872)	82,582	1,036,407	6,476	1,370	–[a]
Total					$28,455,749	$28,282	$35,359

Franklin LifeSmart 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	–	53,684	(761)	52,923	$469,953	$973	$(6)	–[a]
Franklin Focused Core Equity Fund,
Class R6	226,425	2,842	(8,679)	220,588	3,377,202	–	4,218	2.3%
Franklin Growth Fund, Class R6	153,668	1,932	(6,000)	149,600	12,415,294	–	19,745	0.1%
Franklin Growth Opportunities Fund,
Class R6	160,883	2,015	(6,228)	156,670	5,712,196	–	14,570	0.1%
Franklin India Growth Fund, Class R6	152,337	1,926	(5,950)	148,313	2,193,546	–	2,822	1.8%
Franklin International Small Cap Growth
Fund, Class R6	302,418	3,814	(11,723)	294,509	5,342,399	–	(10,437)	0.4%
Franklin K2 Alternative Strategies Fund,
Class R6	191,089	4,868	(3,799)	192,158	2,127,191	–	231	0.2%
Franklin K2 Long Short Credit Fund,
Class R6	205,705	5,238	(4,093)	206,850	2,159,515	–	1	2.8%
Franklin LibertyQ Emerging Markets ETF	161,000	1,900	(7,200)	155,700	4,583,808	–	10,067	1.4%
Franklin Low Duration Total Return Fund,
Class R6	302,710	2,928	(28,307)	277,331	2,748,354	15,147	(6,072)	0.1%
Franklin Mutual International Fund, Class R6 .	216,679	2,725	(8,521)	210,883	3,161,136	–	(10,392)	1.8%
Franklin Pelagos Commodities Strategy
Fund, Class R6	224,286	5,695	(4,449)	225,532	1,452,426	–	(435)	1.1%
Franklin Rising Dividends Fund, Class R6	124,876	1,572	(35,351)	91,097	5,014,868	–	95,002	–[a]
Franklin Small Cap Growth Fund, Class R6	97,302	1,225	(3,756)	94,771	1,975,980	–	2,244	0.1%
Franklin Strategic Income Fund, Class R6	104,214	602	(58,046)	46,770	457,878	3,543	16,152	–[a]
Franklin U.S. Government Securities Fund,
Class R6	275,361	2,204	(142,227)	135,338	836,391	9,440	(26,091)	–[a]
Franklin Utilities Fund, Class R6	118,411	2,416	(4,681)	116,146	2,180,058	14,984	2,464	–[a]
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	468,586	4,209,186	(4,088,523)	589,249	589,249	175	–	–[a]
Templeton Foreign Fund, Class R6	521,744	6,585	(20,649)	507,680	3,756,829	–	7,665	0.1%
Templeton Global Total Return Fund,
Class R6	129,291	62,109	(13,891)	177,509	2,227,734	14,105	7,851	–[a]
Total					$62,782,007	$58,367	$129,599

|25

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
Class R6	–	18,098	(273)	17,825	$158,288	$326	$(3)	–[a]
Franklin Focused Core Equity Fund,
Class R6	78,484	3,040	(2,183)	79,341	1,214,718	–	514	0.9%
Franklin Growth Fund, Class R6	51,909	2,031	(1,437)	52,503	4,357,220	–	3,041	–[a]
Franklin Growth Opportunities Fund,
Class R6	53,630	2,099	(1,486)	54,243	1,977,682	–	1,894	0.1%
Franklin India Growth Fund, Class R6	52,795	2,051	(1,442)	53,404	789,840	–	137	0.6%
Franklin International Small Cap Growth
Fund, Class R6	100,058	3,923	(2,757)	101,224	1,836,204	–	(3,282)	0.1%
Franklin K2 Alternative Strategies Fund,
Class R6	62,928	3,575	(1,006)	65,497	725,058	–	26	0.1%
Franklin K2 Long Short Credit Fund,
Class R6	67,452	3,805	(1,078)	70,179	732,666	–	(173)	0.9%
Franklin LibertyQ Emerging Markets ETF	55,900	2,300	(2,100)	56,100	1,651,584	–	2,319	0.5%
Franklin Low Duration Total Return Fund,
Class R6	97,303	5,422	(11,511)	91,214	903,933	4,908	(120)	–[a]
Franklin Mutual International Fund, Class R6 .	71,811	2,786	(2,055)	72,542	1,087,407	–	258	0.6%
Franklin Pelagos Commodities Strategy
Fund, Class R6	70,838	4,027	(1,097)	73,768	475,067	–	(276)	0.4%
Franklin Rising Dividends Fund, Class R6	41,207	1,359	(11,370)	31,196	1,717,330	–	34,600	–[a]
Franklin Small Cap Growth Fund, Class R6	26,850	1,040	(782)	27,108	565,193	–	278	–[a]
Franklin Strategic Income Fund, Class R6	33,073	1,582	(19,417)	15,238	149,175	1,139	8,181	–[a]
Franklin U.S. Government Securities Fund,
Class R6	86,663	4,292	(45,414)	45,541	281,446	3,046	(8,203)	–[a]
Franklin Utilities Fund, Class R6	39,182	1,804	(1,142)	39,844	747,877	5,010	320	–[a]
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	181,567	2,142,522	(2,233,826)	90,263	90,263	79	–	–[a]
Templeton Foreign Fund, Class R6	176,382	6,844	(5,125)	178,101	1,317,947	–	968	–[a]
Templeton Global Total Return Fund,
Class R6	38,236	20,448	(4,892)	53,792	675,093	4,176	1,777	–[a]
Total					$21,453,991	$18,684	$42,256

Franklin LifeSmart 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund,
ClassR6	–	3,924	(164)	3,760	$33,390	$72	$(3)	–[a]
Franklin Focused Core Equity Fund,
Class R6	17,233	2,648	(298)	19,583	299,819	–	(39)	0.2%
Franklin Growth Fund, Class R6	11,630	1,709	(191)	13,148	1,091,153	–	25	–[a]
Franklin Growth Opportunities Fund,
Class R6	11,687	1,723	(200)	13,210	481,644	–	37	–[a]
Franklin India Growth Fund, Class R6	11,601	1,751	(199)	13,153	194,532	–	(29)	0.1%
Franklin International Small Cap Growth
Fund, Class R6	22,604	3,345	(367)	25,582	464,063	–	(355)	–[a]
Franklin K2 Alternative Strategies Fund,
Class R6	13,497	2,432	(186)	15,743	174,279	–	1	–[a]
Franklin K2 Long Short Credit Fund,
Class R6	14,523	2,598	(215)	16,906	176,497	–	(60)	0.2%
Franklin LibertyQ Emerging Markets ETF	11,100	2,100	(500)	12,700	373,888	–	79	0.1%

|26

					FRANKLIN FUND ALLOCATOR SERIES
			NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Low Duration Total Return Fund,
Class R6	19,590	3,726	(4,213)	19,103	$189,316	$1,027	$(38)	–[a]
Franklin Mutual International Fund, Class R6 .	16,099	2,428	(262)	18,265	273,795	–	(13)	0.2%
Franklin Pelagos Commodities Strategy
Fund, Class R6	15,880	2,800	(218)	18,462	118,892	–	(22)	0.1%
Franklin Rising Dividends Fund, Class R6	9,309	1,282	(2,697)	7,894	434,574	–	4,309	–[a]
Franklin Small Cap Growth Fund, Class R6	6,123	905	(105)	6,923	144,339	–	(25)	–[a]
Franklin Strategic Income Fund, Class R6	6,730	1,229	(4,770)	3,189	31,221	242	866	–[a]
Franklin U.S. Government Securities Fund,
Class R6	16,523	3,067	(10,677)	8,913	55,080	606	(1,661)	–[a]
Franklin Utilities Fund, Class R6	8,945	1,370	(154)	10,161	190,712	1,244	(20)	–[a]
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	83,312	819,314	(837,250)	65,376	65,376	29	–	–[a]
Templeton Foreign Fund, Class R6	41,260	6,048	(711)	46,597	344,816	–	(5)	–[a]
Templeton Global Total Return Fund,
Class R6	7,573	5,357	(1,799)	11,131	139,692	891	(16)	–[a]
Total					$5,277,078	$4,111	$3,031

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin LibertyQ Emerging Markets ETF	2,781,600	797,900	(178,300)	3,401,200	$100,131,328	$ –	$116,956	30.4%
Franklin Pelagos Commodities Strategy
Fund, Class R6	8,105,013	–	(67,147)	8,037,866	51,763,853	–	(262,546)	39.3%
Total Controlled Affiliates.					$151,895,181	$ –	$(145,590)
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,850,304	488,127	(164,296)	3,174,135	$177,465,859	$ –	$300,196	5.2%
Franklin Floating Rate Daily Access Fund,
Class R6	–	4,506,459	–	4,506,459	40,017,360	77,196	–	1.0%
Franklin Growth Fund, Class R6	4,467,176	6,726	(305,837)	4,168,065	345,907,711	–	2,703,011	2.7%
Franklin International Small Cap Growth
Fund, Class R6	7,274,151	11,115	(391,106)	6,894,160	125,060,077	–	(143,040)	9.8%
Franklin K2 Alternative Strategies Fund,
Class R6	9,060,708	–	(76,206)	8,984,502	99,458,440	–	(9,145)	8.9%
Franklin Low Duration Total Return Fund,
Class R6	21,415,937	110,408	(1,333,313)	20,193,032	200,112,944	1,080,416	(398,226)	7.9%
Franklin Mutual European Fund, Class R6	5,897,464	9,040	(318,289)	5,588,215	111,373,125	–	(367,809)	4.4%
Franklin Rising Dividends Fund, Class R6	4,023,486	6,160	(1,170,706)	2,858,940	157,384,670	–	19,651,689	0.9%
Franklin Small Cap Growth Fund, Class R6	1,113,321	1,822	(59,803)	1,055,340	22,003,830	–	51,430	0.8%
Franklin Strategic Income Fund, Class R6	17,639,031	69,230	(5,200,996)	12,507,265	122,446,126	674,979	(3,370,492)	1.8%
Franklin U.S. Government Securities Fund,
Class R6	31,405,709	216,270	(8,787,899)	22,834,080	141,114,614	1,340,249	(2,296,526)	2.4%
Franklin Utilities Fund, Class R6	3,933,350	31,943	(212,465)	3,752,828	70,440,585	481,773	578,850	1.1%
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	10,056,485	110,512,862	(113,983,107)	6,586,240	6,586,240	4,121	–	–[a]
Templeton Foreign Fund, Class R6	15,425,155	23,775	(830,717)	14,618,213	108,174,775	–	311,756	1.6%
Templeton Frontier Markets Fund, Class R6 .	2,032,287	–	(2,032,287)	–	–[b]	–	(4,132,104)	–
Templeton Global Total Return Fund,
Class R6	7,326,265	3,566,183	(498,709)	10,393,739	130,441,428	819,093	(12,864)	2.3%
Total Non-Controlled Affiliates					$1,857,987,784	$4,477,827	$12,866,726
Total					$2,009,882,965	$4,477,827	$12,721,136

|27

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

aRounds to less than 0.1%
bAs of March 31, 2017, no longer held by the fund.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$1,417,139,061	$—	$—	$1,417,139,061
Short Term Investments	4,980,596	—	—	4,980,596
Total Investments in Securities	$1,422,119,657	$—	$—	$1,422,119,657

Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
Underlying Funds	$732,730,526	$—	$—	$732,730,526
Short Term Investments	847,909	—	—	847,909
Total Investments in Securities	$733,578,435	$—	$—	$733,578,435

Franklin Founding Funds Allocation Fund
Assets:
Investments in Securities:
Underlying Funds	$4,895,503,866	$—	$—	$4,895,503,866
Short Term Investments	4,838,651	—	—	4,838,651
Total Investments in Securities	$4,900,342,517	$—	$—	$4,900,342,517

Franklin Growth Allocation Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$1,298,657,723	$—	$—	$1,298,657,723
Short Term Investments	4,144,981	—	—	4,144,981
Total Investments in Securities	$1,302,802,704	$—	$—	$1,302,802,704

|28

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$61,552,893	$—	$—	$61,552,893
Index-Linked Notes	—	3,110,693	—	3,110,693
Short Term Investments	313,815	—	—	313,815
Total Investments in Securities	$61,866,708	$3,110,693	$—	$64,977,401

Franklin LifeSmart 2020 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$35,780,744	$—	$—	$35,780,744
Short Term Investments	169,818	—	—	169,818
Total Investments in Securities	$35,950,562	$—	$—	$35,950,562

Franklin LifeSmart 2025 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$123,475,020	$—	$—	$123,475,020
Short Term Investments	359,680	—	—	359,680
Total Investments in Securities	$123,834,700	$—	$—	$123,834,700

Franklin LifeSmart 2030 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$39,850,414	$—	$—	$39,850,414
Short Term Investments	88,451	—	—	88,451
Total Investments in Securities	$39,938,865	$—	$—	$39,938,865

Franklin LifeSmart 2035 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$107,484,867	$—	$—	$107,484,867
Short Term Investments	341,864	—	—	341,864
Total Investments in Securities	$107,826,731	$—	$—	$107,826,731

Franklin LifeSmart 2040 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$33,803,860	$—	$—	$33,803,860
Short Term Investments	166,186	—	—	166,186
Total Investments in Securities	$33,970,046	$—	$—	$33,970,046

Franklin LifeSmart 2045 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$74,627,963	$—	$—	$74,627,963
Short Term Investments	589,249	—	—	589,249
Total Investments in Securities	$75,217,212	$—	$—	$75,217,212

Franklin LifeSmart 2050 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$25,340,867	$—	$—	$25,340,867
Short Term Investments	90,263	—	—	90,263
Total Investments in Securities	$25,431,130	$—	$—	$25,431,130

|29

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart 2055 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$6,121,222	$—	$—	$6,121,222
Short Term Investments	65,376	—	—	65,376
Total Investments in Securities	$6,186,598	$—	$—	$6,186,598

Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$2,196,761,031	$—	$—	$2,196,761,031
Short Term Investments	6,586,240	—	—	6,586,240
Total Investments in Securities	$2,203,347,271	$—	$—	$2,203,347,271

6. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ETF	Exchange Traded Fund
SPDR	S&P Depositary Receipt
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|30

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 25, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 25, 2017